Nationwide Inflation Protected Securities Fund Investment Strategy - Nationwide Inflation Protected Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds that are indexed or linked to the rate of inflation in the United States. Such inflation-protected securities are designed to protect the future purchasing power of the money invested in them. For the foreseeable future, the Fund’s investment adviser and subadviser anticipate investing the Fund’s assets primarily in Treasury Inflation Protected Securities (“TIPS”), which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, the Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase. The Fund may invest up to 20% of its net assets in bonds that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg U.S. TIPS Index. As of December 31, 2025, the average portfolio duration of the Bloomberg U.S. TIPS Index was 4.64 years, although this will change or fluctuate over time. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.